UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21477

Name of Fund:	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Gregory T. Merz, Vice President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
100 Light Street, 23rd Floor
Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
12/31/2004

Date of reporting period:
07/01/2003 – 06/30/2004

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – The Fund held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:	/s/ James W. Hirschmann III

James W. Hirschmann III
President of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date:	August 24, 2004